Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of Basic and diluted earnings per share (Detail) - HKD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 741,618,999	$ 567,049,552
Class A ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 339,059,987	$ 143,897,916
Denominator:
Weighted average number of shares outstanding—basic	132,811,773	62,327,851
Basic earnings per share	$ 2.55	$ 2.31
Class B ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 402,559,012	$ 423,151,636
Denominator:
Weighted average number of shares outstanding—basic	157,684,711	165,665,944
Basic earnings per share	$ 2.55	$ 2.31